INTERCOMPANY AGREEMENTS. (Details Narrative) $ / shares in Units, $ in Thousands			1 Months Ended	12 Months Ended
	Dec. 15, 2016 $ / shares	Jul. 01, 2015 Number $ / shares	Dec. 31, 2016 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Affiliate Management Agreement [Member]
Agreement term		1 year
Agreement renewal term		1 year
Description of agreement termination		Pacific Ethanol may terminate the AMA, and any subsidiary may terminate the AMA, at any time by providing at least 90 days prior notice of such termination.
Revenues from related party				$ 12,048	$ 11,904	$ 12,968
Ethanol Marketing Agreement [Member] | Kinergy Marketing LLC [Member]
Agreement term		1 year
Agreement renewal term		1 year
Number of plants | Number		9
Description of agreement terms		(i) the estimated purchase price payable by the third-party purchaser of the ethanol, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated incentive fee payable to Kinergy, which equals 1% of the aggregate third-party purchase price, provided that the marketing fee shall not be less than $0.015 per gallon and not more than $0.0225 per gallon.
Revenues from related party				8,773	8,464	8,029
Corn Procurement and Handling Agreement [Member] | Pacific Ag. Products, LLC [Member]
Agreement term	1 year
Agreement renewal term	1 year
Description of agreement terms		Each facility appointed PAP as its exclusive agent to solicit, negotiate, enter into and administer, on its behalf, corn supply arrangements to procure the corn necessary to operate its facility.
Services fees (per bushel) | $ / shares	$ 0.03	$ 0.045
Revenues from related party				4,531	4,245	4,386
New Grain Procurement Agreement [Member] | Pacific Aurora [Member] | ACEC [Member]
Agreement term	1 year
Agreement renewal term	1 year
Services fees (per bushel) | $ / shares	$ 0.03
Grain procurement expenses			$ 107	$ 1,381	1,488
Distillers Grains Marketing Agreements [Member] | Pacific Ag. Products, LLC [Member]
Description of agreement terms				Within ten days after a plant delivers co-products to PAP, the plant is paid an amount equal to (i) the estimated purchase price payable by the third-party purchaser of the co-products, minus (ii) the estimated amount of transportation costs to be incurred, minus (iii) the estimated amount of fees and taxes payable to governmental authorities in connection with the tonnage of the co-products produced or marketed, minus (iv) the estimated incentive fee payable to the Company, which equals (a) 5% of the aggregate third-party purchase price for wet corn gluten feed, wet distillers grains, corn condensed distillers solubles and distillers grains with solubles, or (b) 1% of the aggregate third-party purchase price for corn gluten meal, dry corn gluten feed, dry distillers grains, corn germ and corn oil. Each distillers grains marketing agreement had an initial term of one year and successive one year renewal periods at the option of the individual plant.
Revenues from related party				$ 6,572	$ 6,020	$ 6,047